Share-based Compensation	12 Months Ended
Jul. 31, 2021
Stock Options And Restricted Share Units [Abstract]
Share-based Compensation

24. Share-based Compensation

Omnibus Plan

The Company has a share option plan (the "Former Plan"), adopted in July 2017, that was administered by the Board of Directors who established exercise prices and expiry dates. Expiry dates are up to 10 years from issuance, as determined by the Board of Directors at the time of issuance. On June 28, 2018, the Board of Directors put forth a new share option plan (the "Omnibus Plan") which was approved by shareholders on August 28, 2019. Unless otherwise determined by the Board of Directors, options issued under both the Former Plan and Omnibus Plan vest over a three-year period. The maximum number of common shares reserved for issuance for options that may be granted under the Omnibus Plan is 10% of the issued and outstanding common shares or 15,264,595 common shares as at July 31, 2021 (July 31, 2020 - 12,061,644). The Omnibus plan is subject to cash and equity settlement, the Former Plan , Newstrike plan and Zenabis plan are subject to equity settlements. Options issued prior to July 2018 under the outgoing plan and the options assumed through the acquisition of Newstrike and Zenabis do not contribute to the available option pool reserved for issuance. As of July 31, 2021, the Company had 10,624,759 issued and outstanding under the Omnibus Plan, 780,429 issued and outstanding under the Former Plan and 612,955 issued and outstanding under the assumed plan from business combinations.

Stock Options

The following table summarizes stock option activity during the year ended July 31, 2021 and the year ended July 31, 2020.

	July 31, 2021		July 31, 2020
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
Opening balance	7,503,691	$16.30	6,072,245	$23.48
Granted	5,273,906	5.21	2,986,507	6.48
Replacement options issued	905,902	3.81	-	-
Forfeited	(630,473)	12.80	(1,145,610)	22.20
Expired	(624,832)	25.95	(380,318)	36.64
Exercised	(410,051)	3.00	(29,133)	4.60
Closing balance	12,018,143	$10.63	7,503,691	$16.30

The following table summarizes the stock option grants during the year ended July 31, 2021 and July 31, 2020:

		Options granted
Grant date	Exercise price ($)	Executives and directors	Non-executive employees	Total	Vesting terms	Expiry period
October 29, 2019	13.20	207,259	683,068	890,327	Terms A	10 years
January 29, 2020	7.20	-	73,255	73,255	Terms A	10 years
April 28, 2020	2.76	225,000	641,331	866,331	Terms A	10 years
June 26, 2020	4.08	763,756	183,103	946,859	Terms A	10 years
July 28, 2020	3.84	-	209,735	209,735	Terms A	10 years
Total		1,196,015	1,790,492	2,986,507
October 30, 2020	3.88	349,652	315,358	665,010	Terms A	10 years
December 22, 2020	5.44	380,673	960,100	1,340,773	Terms A	10 years
April 28, 2021	7.54	-	85,389	85,389	Terms A	10 years
June 17, 2021	7.43	75,000	45,613	120,613	Terms A	10 years
July 29, 2021	5.24	580,164	2,481,957	3,062,121	Terms A	10 years
Total		1,385,489	3,888,417	5,273,906

Vesting terms A - One-third of the options will vest on each of the one-year anniversaries of the date of grant over a three-year period.

The following table summarizes information concerning stock options outstanding as at July 31, 2021.

Exercise price	Number outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average remaining life (years)
$2.32-$10.76	8,292,550	8.82	1,853,536	6.30
$15.56-$26.16	1,576,409	7.79	1,779,478	7.33
$28.52-$34.00	2,141,186	7.40	474,040	7.50
$47.36-$234.76	7,998	0.35	7,333	0.32
	12,018,143		4,114,387

Restricted Share Units ("RSUs")

Under the Omnibus Plan, the Board of Directors is authorized to issue RSUs up to 10% of the issued and outstanding common shares, inclusive of the outstanding stock options. At the time of issuance, the Board of Directors establishes conversion values and expiry dates, which are up to 10 years from the date of issuance. The restriction criteria of the units are at the discretion of the Board of Directors and from time to time may be inclusive of Company based performance restrictions, employee-based performance restrictions or no restrictions to the units.

The following table summarizes RSU activity during the year ended July 31, 2021 and the year ended July 31, 2020.

	July 31, 2021		July 31, 2020
	Value of units on		Value of units on
	Units	grant date	Units	grant date
Opening balance	587,108	$8.41	-	$-
Granted	24,008	3.17-7.17	609,636	8.52
Replacement units issued	223,506	8.61	-	-
Exercised - equity settled	(223,506)	8.61	-	-
Exercised - cash settled	(25,483)	5.62-8.60	-	-
Forfeited	(34,801)	11.76	(22,528)	11.76
Closing balance	550,832	$7.91	587,108	$8.41

The following table summarizes the RSUs granted during the year ended July 31, 2021 and the year ended July 31, 2020.

		RSUs granted
Grant date	Unit value	Executive and directors	Non-executive employees	Vesting terms	Expiry period
October 29,2019	11.76	357,111	-	Terms A	10 years
June 26, 2020	3.96	252,525	-	Terms A	10 years
Total		609,636
October 30, 2020	$3.16	7,161	-	Terms A	10 years
June 17, 2021	7.17	9,413	-	Terms A	10 years
July 29, 2021	5.38	7,434	-	Terms A	10 years
Total		24,008

Vesting terms A - One-third of the units vest on each of the one-year anniversaries for the first three years after the grant date.

Share-based Compensation

Share-based compensation is measured at fair value at the date of grant and are expensed over the vesting period. In determining the amount of share-based compensation, the Company used the Black-Scholes-Merton option pricing model to establish the fair value of stock options and RSUs granted at the grant date by applying the following assumptions:

	July 31, 2021	July 31, 2020
Exercise price (weighted average)	$17.03	$26.04
Share price (weighted average)	$17.19	$26.44
Risk-free interest rate (weighted average)	1.24%	1.79%
Expected life (years) of options (weighted average)	5	5
Expected annualized volatility (weighted average)	85%	75%

Volatility was estimated using the average historical volatility of the Company and comparable companies in the industry that have trading history and volatility history.

For the year ended July 31, 2021, the Company allocated to inventory $1,506, (July 31, 2020 - $6,105) of share-based compensation applicable to direct and indirect labour in the cultivation and production process.

The cash-settled share-based compensation liability is presented in Other liabilities. The following table summarizes the Company's equity-settled and cash-settled share- based payments for the year ended July 30, 2021 and 2020.

	July 31, 2021	July 31, 2020
	$	$
Stock option share-based compensation	12,863	31,503
RSU share-based compensation	287	-
Total equity-settled share-based compensation	13,150	31,503

RSU share-based compensation	127	393
Total cash-settled share-based compensation	127	393